Related Party Transactions - Amounts due from/to CMCC Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Prepayments and other current assets	¥ 28,291	¥ 25,713
Amount due from ultimate holding company	2,612	1,396
Right-of-use assets	55,350	65,091
Amount due to ultimate holding company	23,478	26,714
China Mobile Communications Corporation [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	228	995
Other receivables		372
Prepayments and other current assets	1	6
Right-of-use assets	631	679
Lease liabilities	728	770
Accounts payable	2,992	4,770
Accrued expenses and other payables	578	1,696
Ultimate Holding Company [Member]
Disclosure of transactions between related parties [line items]
Amount due from ultimate holding company	2,612	1,396
Amount due to ultimate holding company	¥ 23,478	¥ 26,714